Annual Total Returns[BarChart] - Federated Hermes Short-Intermediate Government Fund - IS	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	4.67%	1.16%	(1.84%)	0.83%	0.13%	0.80%	0.28%	0.94%	4.57%	5.76%